Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Employee Benefits Expense [Abstract]
Summary of Employee Expenses

	For the years ended December 31,
	2020	2019	2018
Employee Benefits Expenses	ThUS$	ThUS$	ThUS$
Wages and salaries	(390,791)	(482,009)	(476,809)
Post-employment benefit expense	71,841	(16,031)	(17,269)
Social security and other contributions	(219,754)	(286,459)	(266,566)
Other employee expenses	(26,342)	(25,254)	(79,849)
Total Employee Benefits Expenses	(565,046)	(809,753)	(840,493)